Accounting policies (Tables)	6 Months Ended
Jun. 30, 2021
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Impact of Restatement and Other Adjustments on Key Income Statement Items
The table below reflects the impact of these adjustments on key income statement line items.

Six months ended 30 June 2020
Continuing operations	As previously reported 1	Adjusted
	£ m	£ m
General and administrative costs	3,195.3	3,528.6
Operating loss	(2,417.3)	(2,750.6)
Loss before interest and taxation	(2,469.2)	(2,802.5)
Loss before taxation	(2,843.9)	(3,177.2)
Loss for the period from continuing operations	(2,867.9)	(3,188.1)
Loss for the period	(2,864.8)	(3,185.0)
Loss for the period attributable to equity holders of the parent	(2,889.0)	(3,209.2)
Weighted average shares used in basic EPS calculation (million)	1,224.7	1,224.7
Reported basic earnings per shar e	(235.9p )	(262.0p )
Note
1	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.
The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on 1
5
September 2021.